Convertible Debentures - Additional Information (Details) - CAD ($)			12 Months Ended
	May 27, 2020	May 15, 2020	Apr. 30, 2021	Apr. 30, 2020
Convertible Debentures [Line Items]
Proceeds from issue of convertible debentures			$ 2,202,000	$ 313,000
Consulting fees			$ 348,000	227,000
New Debentures
Convertible Debentures [Line Items]
Convertible debentures interest rate	10.00%	10.00%	10.00%
Proceeds from issue of convertible debentures	$ 35,000	$ 2,590,000	$ 2,600,000
Convertible debentures maturity date	May 22, 2022	May 15, 2022
Convertible debentures conversion price			4.25
Description of conversion of debt to equity			The Company may force convert the principal amount of the New Debentures at $4.25 per share if the average closing price is equal to or greater than $7.50 for 20 trading days.
Consulting fees			$ 82,580
Legal and filing fees			29,331
Transaction costs			102,811
Accretion expense			124,381
New Debentures | 10% Convertible Debentures
Convertible Debentures [Line Items]
Proceeds from issue of convertible debentures				$ 313,268
Carrying value of new debentures			2,400,000
Carrying value of equity			$ 213,623
New Debentures | 10% Convertible Debentures | Discounted Cash Flow
Convertible Debentures [Line Items]
Effective interest rate			15.00%
New Debentures | Equity Component
Convertible Debentures [Line Items]
Proceeds from issue of convertible debentures			$ 213,000
Transaction costs			$ 9,100